UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6174

MFS INSTITUTIONAL TRUST
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

# MFS® Institutional International Equity Fund

M F S

INVESTMENT MANAGEMENT®

MFS Institutional International Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 96.1%

Alcoholic Beverages - 3.2%

Diageo PLC	1,887,014	$29,705,067

Pernod Ricard S.A. (l)	153,809	29,479,757

		$59,184,824

Apparel Manufacturers - 1.9%

LVMH Moet Hennessy Louis Vuitton S.A. (l)	361,218	$35,426,495

Automotive - 3.5%

Bridgestone Corp.	1,132,000	$23,612,388

Toyota Motor Corp.	741,100	40,488,322

		$64,100,710

Banks & Credit Companies - 14.6%

Banco Bilbao Vizcaya Argentaria S.A. (l)	1,777,440	$37,105,507

Bangkok Bank Public Co. Ltd.	3,352,250	10,002,855

Credit Agricole S.A. (l)	928,980	36,162,375

Erste Bank der oesterreichischen Sparkassen AG (l)	265,760	15,677,326

ORIX Corp.	42,800	13,327,839

OTP Bank Ltd., GDR	254,860	17,712,770

Powszechna Kasa Oszczednosci Bank Polski S.A.	752,650	8,071,501

PT Bank Central Asia Tbk.	24,894,000	11,437,488

Shinsei Bank Ltd.	3,581,000	25,071,108

Svenska Handelsbanken AB, "A"	402,613	11,195,761

UBS AG (l)	471,311	51,787,251

UniCredito Italiano S.p.A. (l)	4,147,395	29,991,358

		$267,543,139

Broadcast & Cable TV - 2.1%

Grupo Televisa S.A., ADR	907,560	$18,060,444

Societe Television Francaise 1 (l)	251,679	7,627,764

WPP Group PLC	1,039,500	12,464,527

		$38,152,735

Brokerage & Asset Managers - 1.3%

Julius Baer Holding Ltd.	258,314	$23,368,671

Business Services - 0.7%

Li & Fung Ltd.	5,484,000	$12,368,224

Chemicals - 0.7%

Bayer AG	320,300	$12,837,193

Computer Software - 0.8%

Check Point Software Technologies Ltd. (n)	763,070	$15,276,661

Consumer Goods & Services - 4.4%

Kao Corp.	673,000	$17,726,327

Reckitt Benckiser PLC	1,808,152	63,615,360

		$81,341,687

Electrical Equipment - 4.0%

Nitto Denko Corp.	190,100	$16,135,766

Schneider Electric S.A. (l)	534,953	57,783,469

		$73,919,235

Electronics - 8.5%

Canon, Inc.	500,800	$33,146,965

Nintendo Co. Ltd. (l)	189,400	28,322,699

OMRON Corp.	389,400	11,182,905

Ricoh Co. Ltd.	1,381,000	26,987,553

1

MFS Institutional International Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Electronics - continued

Samsung Electronics Co. Ltd.	85,310	$55,310,590

Samsung Electronics Co. Ltd., GDR	3,400	1,110,950

		$156,061,662

Energy - Independent - 1.7%

CNOOC Ltd.	40,333,000	$31,187,721

Energy - Integrated - 3.5%

BG Group PLC	1,433,529	$17,911,209

TOTAL S.A. (l)	173,933	45,904,017

		$63,815,226

Food & Drug Stores - 1.9%

Tesco PLC	6,019,472	$34,495,302

Food & Non-Alcoholic Beverages - 3.5%

Groupe Danone (l)	70,086	$8,589,991

Nestle S.A. (l)	189,063	56,142,245

		$64,732,236

Gaming & Lodging - 4.6%

Ladbrokes PLC	7,266,624	$49,087,385

William Hill Organization Ltd.	3,340,855	34,780,388

		$83,867,773

Insurance - 6.7%

Assicurazioni Generali S.p.A. (l)	706,014	$26,601,407

AXA (l)	1,418,471	49,799,995

QBE Insurance Group Ltd. (l)	1,385,875	21,737,003

Swiss Reinsurance Co. (l)	365,450	25,545,747

		$123,684,152

Machinery & Tools - 1.4%

Atlas Copco AB, "A" (l)	461,890	$12,992,436

Sandvik AB (l)	221,270	13,087,602

		$26,080,038

Medical Equipment - 1.5%

Smith & Nephew PLC	2,203,613	$19,554,370

Synthes, Inc.	67,220	7,375,761

		$26,930,131

Metals & Mining - 0.5%

Companhia Vale do Rio Doce, ADR	186,240	$9,038,227

Natural Gas - Distribution - 0.6%

Tokyo Gas Co. Ltd. (l)	2,454,000	$10,738,009

Network & Telecom - 1.0%

Ericsson, Inc., "B" (l)	4,676,800	$17,780,682

Pharmaceuticals - 9.4%

AstraZeneca PLC	443,290	$22,324,079

GlaxoSmithKline PLC	1,221,420	31,921,930

Roche Holding AG (l)	352,900	52,559,286

Sanofi-Aventis (l)	401,351	38,194,804

Schering AG (l)	259,980	27,038,767

		$172,038,866

Printing & Publishing - 0.4%

Yell Group PLC	697,125	$6,591,681

2

MFS Institutional International Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Railroad & Shipping - 0.8%

Canadian National Railway Co.	326,946	$14,804,115

Specialty Chemicals - 5.1%

Asahi Glass Co. Ltd. (l)	2,505,000	$37,438,251

Kaneka Corp.	994,000	11,916,683

L'Air Liquide S.A., Bearer Shares	142,327	29,642,903

L'Air Liquide S.A., Registered Shares	69,845	14,546,843

		$93,544,680

Specialty Stores - 2.3%

Esprit Holdings Ltd.	2,281,000	$17,755,548

NEXT PLC	826,804	23,690,494

		$41,446,042

Telecommunications - Wireless - 1.3%

Hutchison Telecommunications International Ltd. (n)	13,903,000	$23,740,850

Telephone Services - 1.6%

FastWeb S.p.A. (l)	226,240	$11,549,546

Singapore Telecommunications Ltd.	11,469,360	18,802,230

		$30,351,776

Utilities - Electric Power - 2.6%

E.ON AG (l)	211,500	$23,283,825

Iberdrola S.A.	382,750	12,361,173

Veolia Environment (l)	218,692	12,150,469

		$47,795,467

Total Common Stocks		$1,762,244,210

Short-Term Obligations - 1.7%

General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$31,080,000	$31,071,643

Collateral for Securities Loaned - 19.1%

Navigator Securities Lending Prime Portfolio, at Net Asset Value	350,553,939	$350,553,939

Total Investments(k)		$2,143,869,792

Other Assets, Less Liabilities - (16.9)%		(309,903,238)

Net Assets - 100.0%		$1,833,966,554

(k)	As of March 31, 2006 the fund had one security representing $14,546,843 and 0.8% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Institutional International Equity Fund
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,833,063,179
Gross unrealized appreciation	$316,834,400
Gross unrealized depreciation	(6,027,787)
Net unrealized appreciation (depreciation)	$310,806,613

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006 are as follows:

France	20.2%
Great Britain	19.1%
Japan	16.4%
Switzerland	12.0%
Italy	3.8%
Germany	3.5%
South Korea	3.1%
Sweden	3.0%
Hong Kong	3.0%
Others	15.9%

4

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

# MFS® Institutional Large Cap Growth Fund

M F S

INVESTMENT MANAGEMENT®

MFS Institutional Large Cap Growth Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 98.2%

Aerospace - 1.4%

United Technologies Corp.	7,550	$437,673

Apparel Manufacturers - 1.7%

NIKE, Inc., "B"	6,580	$559,958

Automotive - 1.1%

Harman International Industries, Inc.	3,100	$344,503

Banks & Credit Companies - 3.2%

American Express Co.	8,230	$432,486

SLM Corp.	11,600	602,504

		$1,034,990

Biotechnology - 6.4%

Amgen, Inc. (n)	8,760	$637,290

Celgene Corp. (n)	5,800	256,476

Genzyme Corp. (n)	7,980	536,416

Gilead Sciences, Inc. (n)	10,340	643,355

		$2,073,537

Broadcast & Cable TV - 0.8%

Walt Disney Co.	8,850	$246,827

Brokerage & Asset Managers - 2.8%

Merrill Lynch & Co., Inc.	3,120	$245,731

Morgan Stanley	10,700	672,174

		$917,905

Business Services - 4.8%

Accenture Ltd., "A"	9,410	$282,959

Amdocs Ltd. (n)	20,640	744,278

First Data Corp.	8,500	397,970

Getty Images, Inc. (n)	1,530	114,566

		$1,539,773

Chemicals - 1.1%

3M Co.	4,900	$370,881

Computer Software - 6.2%

Adobe Systems, Inc. (n)	13,970	$487,832

Microsoft Corp.	28,830	784,464

Oracle Corp. (n)	54,540	746,653

		$2,018,949

Computer Software - Systems - 2.7%

Apple Computer, Inc. (n)	3,300	$206,976

Dell, Inc. (n)	22,290	663,350

		$870,326

Consumer Goods & Services - 2.1%

Procter & Gamble Co.	11,800	$679,916

Electrical Equipment - 4.2%

Cooper Industries Ltd., "A"	2,260	$196,394

General Electric Co.	33,100	1,151,218

		$1,347,612

Electronics - 6.2%

Analog Devices, Inc.	5,810	$222,465

Intel Corp.	36,580	707,823

Marvell Technology Group Ltd. (n)	2,400	129,840

SanDisk Corp. (n)	8,570	492,946

1

MFS Institutional Large Cap Growth Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Electronics - continued

Xilinx, Inc.	17,550	$446,823

		$1,999,897

Food & Drug Stores - 0.9%

CVS Corp.	9,890	$295,414

Food & Non-Alcoholic Beverages - 2.1%

PepsiCo, Inc.	11,920	$688,857

Gaming & Lodging - 4.6%

Carnival Corp.	8,870	$420,172

Harrah's Entertainment, Inc.	3,700	288,452

International Game Technology	11,800	415,596

Starwood Hotels & Resorts Worldwide, Inc.	5,500	372,515

		$1,496,735

General Merchandise - 4.9%

Kohl's Corp. (n)	7,450	$394,925

Target Corp.	7,800	405,678

Wal-Mart Stores, Inc.	16,950	800,718

		$1,601,321

Health Maintenance Organizations - 2.0%

UnitedHealth Group, Inc.	8,600	$480,396

WellPoint, Inc. (n)	1,970	152,537

		$632,933

Insurance - 2.3%

American International Group, Inc.	11,140	$736,243

Internet - 1.7%

Google, Inc., "A" (n)	1,390	$542,100

Leisure & Toys - 1.0%

Electronic Arts, Inc. (n)	6,200	$339,264

Medical Equipment - 3.4%

C.R. Bard, Inc.	2,400	$162,744

Medtronic, Inc.	11,170	566,878

St. Jude Medical, Inc. (n)	9,290	380,890

		$1,110,512

Network & Telecom - 10.0%

Cisco Systems, Inc. (n)	56,700	$1,228,689

Corning, Inc. (n)	32,010	861,389

Juniper Networks, Inc. (n)	12,240	234,029

QUALCOMM, Inc.	18,260	924,139

		$3,248,246

Oil Services - 2.9%

GlobalSantaFe Corp.	6,610	$401,557

Noble Corp.	2,350	190,585

Weatherford International Ltd. (n)	7,400	338,550

		$930,692

Personal Computers & Peripherals - 2.7%

EMC Corp. (n)	64,890	$884,451

Pharmaceuticals - 8.7%

Allergan, Inc.	2,240	$243,040

Eli Lilly & Co.	12,820	708,946

Johnson & Johnson	13,910	823,750

2

MFS Institutional Large Cap Growth Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Pharmaceuticals - continued

Wyeth	21,670	$1,051,428

		$2,827,164

Specialty Stores - 4.7%

Chico's FAS, Inc. (n)	3,900	$158,496

Home Depot, Inc.	13,470	569,781

Lowe's Cos., Inc.	2,220	143,057

PETsMART, Inc.	10,300	289,842

Williams-Sonoma, Inc. (n)	8,480	359,552

		$1,520,728

Trucking - 1.6%

FedEx Corp.	4,690	$529,689

Total Common Stocks		$31,827,096

Repurchase Agreement - 1.8%

Morgan Stanley, 4.81%, dated 3/31/06, due 4/03/06, total to be received $584,234 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)	$584,000	$584,000

Total Investments		$32,411,096

Other Assets, Less Liabilities - 0%		1,116

Net Assets - 100.0%		$32,412,212

(n)	Non-income producing security.

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Institutional Large Cap Growth Fund
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$30,623,586
Gross unrealized appreciation	$2,655,492
Gross unrealized depreciation	(867,982)
Net unrealized appreciation (depreciation)	$1,787,510

The aggregate cost above includes prior fiscal year end tax adjustments.

4

MFS® Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 03/31/06

# MFS® Institutional Large Cap Value Fund

MFS™
INVESTMENT MANAGEMENT®

MFS Institutional Large Cap Value Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 98.2%

Aerospace - 6.9%

Lockheed Martin Corp.	49,100	$3,688,883

Northrop Grumman Corp.	41,840	2,857,254

United Technologies Corp.	28,890	1,674,753

		$8,220,890

Alcoholic Beverages - 0.8%

Diageo PLC, ADR	15,050	$954,622

Apparel Manufacturers - 0.5%

NIKE, Inc., "B"	6,700	$570,170

Automotive - 0.3%

Johnson Controls, Inc.	5,050	$383,447

Banks & Credit Companies - 15.6%

American Express Co.	21,065	$1,106,966

Bank of America Corp.	113,700	5,177,898

Bank of New York Co., Inc.	10,300	371,212

Citigroup, Inc.	78,880	3,725,502

Fannie Mae	32,682	1,679,855

Freddie Mac	9,140	557,540

PNC Financial Services Group, Inc.	24,540	1,651,787

SunTrust Banks, Inc.	32,380	2,355,969

UBS AG	11,080	1,218,340

Wells Fargo & Co.	10,060	642,532

		$18,487,601

Broadcast & Cable TV - 1.8%

CBS Corp., "B"	21,630	$518,687

Viacom, Inc., "B" (n)	21,620	838,856

Walt Disney Co.	26,900	750,241

		$2,107,784

Brokerage & Asset Managers - 6.2%

Ameriprise Financial, Inc.	2,653	$119,544

Franklin Resources, Inc.	5,800	546,592

Goldman Sachs Group, Inc.	24,590	3,859,646

Lehman Brothers Holdings, Inc.	6,350	917,766

Mellon Financial Corp.	32,710	1,164,476

Merrill Lynch & Co., Inc.	9,570	753,733

		$7,361,757

Business Services - 1.2%

Accenture Ltd., "A"	46,750	$1,405,773

Chemicals - 4.3%

Dow Chemical Co.	21,840	$886,704

E.I. du Pont de Nemours & Co.	24,950	1,053,140

Nalco Holding Co. (n)	14,700	260,190

PPG Industries, Inc.	25,900	1,640,765

Syngenta AG, ADR	43,010	1,209,011

		$5,049,810

Computer Software - 0.9%

Oracle Corp. (n)	54,330	$743,778

Symantec Corp. (n)	18,600	313,038

		$1,056,816

1

MFS Institutional Large Cap Value Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Computer Software - Systems - 0.2%

Dell, Inc. (n)	9,960	$296,410

Construction - 2.5%

Masco Corp.	78,660	$2,555,663

Sherwin-Williams Co.	7,840	387,610

		$2,943,273

Consumer Goods & Services - 0.3%

Kimberly-Clark Corp.	6,360	$367,608

Containers - 0.3%

Smurfit-Stone Container Corp. (n)	23,060	$312,924

Electrical Equipment - 1.7%

Cooper Industries Ltd., "A"	12,550	$1,090,595

Tyco International Ltd.	9,980	268,262

W.W. Grainger, Inc.	8,970	675,890

		$2,034,747

Electronics - 0.7%

Analog Devices, Inc.	8,690	$332,740

Intel Corp.	27,920	540,252

		$872,992

Energy - Independent - 1.9%

Apache Corp.	8,130	$532,596

Devon Energy Corp.	14,050	859,438

EOG Resources, Inc.	12,020	865,440

		$2,257,474

Energy - Integrated - 9.4%

Amerada Hess Corp.	7,340	$1,045,216

BP PLC, ADR	18,730	1,291,246

Chevron Corp.	14,643	848,855

ConocoPhillips	42,750	2,699,662

Exxon Mobil Corp.	39,930	2,430,140

TOTAL S.A., ADR	21,280	2,803,214

		$11,118,333

Food & Non-Alcoholic Beverages - 3.5%

Archer Daniels Midland Co.	22,942	$771,998

Kellogg Co.	35,770	1,575,311

Nestle S.A., ADR	8,610	623,364

PepsiCo, Inc.	9,484	548,080

Sara Lee Corp.	37,800	675,864

		$4,194,617

Forest & Paper Products - 1.1%

Bowater, Inc.	8,550	$252,909

International Paper Co.	31,620	1,093,103

		$1,346,012

General Merchandise - 0.2%

Federated Department Stores, Inc.	3,190	$232,870

Health Maintenance Organizations - 0.5%

CIGNA Corp.	4,130	$539,461

Insurance - 7.4%

Allstate Corp.	61,936	$3,227,485

Chubb Corp.	7,660	731,070

2

MFS Institutional Large Cap Value Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Insurance - continued

Genworth Financial, Inc., "A"	12,930	$432,250

Hartford Financial Services Group, Inc.	13,290	1,070,510

Lincoln National Corp.	6,820	372,304

MetLife, Inc.	60,800	2,940,896

		$8,774,515

Leisure & Toys - 0.4%

Hasbro, Inc.	21,320	$449,852

Machinery & Tools - 2.8%

Deere & Co.	32,230	$2,547,781

Illinois Tool Works, Inc.	8,230	792,631

		$3,340,412

Medical Equipment - 0.2%

Baxter International, Inc.	5,610	$217,724

Network & Telecom - 0.5%

Cisco Systems, Inc. (n)	27,820	$602,859

Oil Services - 0.5%

Noble Corp.	8,040	$652,044

Pharmaceuticals - 6.6%

Abbott Laboratories	21,440	$910,557

Eli Lilly & Co.	8,330	460,649

Johnson & Johnson	52,190	3,090,692

Merck & Co., Inc.	52,230	1,840,063

Wyeth	30,310	1,470,641

		$7,772,602

Printing & Publishing - 1.0%

Reed Elsevier PLC, ADR	18,290	$701,239

Tribune Co.	16,130	442,446

		$1,143,685

Railroad & Shipping - 1.8%

Burlington Northern Santa Fe Corp.	20,540	$1,711,598

Norfolk Southern Corp.	7,700	416,339

		$2,127,937

Specialty Chemicals - 1.4%

Air Products & Chemicals, Inc.	13,920	$935,285

Praxair, Inc.	13,080	721,362

		$1,656,647

Specialty Stores - 1.3%

Gap, Inc.	65,460	$1,222,793

Home Depot, Inc.	8,380	354,474

		$1,577,267

Telecommunications - Wireless - 1.0%

Vodafone Group PLC, ADR	57,072	$1,192,805

Telephone Services - 3.5%

Sprint Nextel Corp.	120,100	$3,103,384

Verizon Communications, Inc.	29,170	993,530

		$4,096,914

Tobacco - 3.2%

Altria Group, Inc.	54,250	$3,844,155

3

MFS Institutional Large Cap Value Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Trucking - 0.2%

CNF, Inc.	4,890	$244,207

Utilities - Electric Power - 5.6%

Dominion Resources, Inc.	43,330	$2,991,070

Entergy Corp.	6,310	435,011

Exelon Corp.	7,350	388,815

FPL Group, Inc.	29,340	1,177,708

PPL Corp.	19,460	572,124

Public Service Enterprise Group, Inc.	7,880	504,635

TXU Corp.	11,840	529,958

		$6,599,321

Total Common Stocks		$116,408,337

Short-Term Obligations - 1.1%

General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$1,358,000	$1,357,635

Total Investments		$117,765,972

Other Assets, Less Liabilities - 0.7%		787,448

Net Assets - 100.0%		$118,553,420

(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Institutional Large Cap Value Fund
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$100,009,171
Gross unrealized appreciation	$19,816,196
Gross unrealized depreciation	(2,059,395)
Net unrealized appreciation (depreciation)	$17,756,801

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

# MFS® Institutional International Research EquityFund

MFS
INVESTMENT MANAGEMENT

MFS Institutional International Research Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 97.7%

Airlines - 0.2%

Grupo Aeroportuario del Pacifico S.A. de C.V., ADR (n)	3,750	$119,813

Grupo Aeroportuario del Sureste S.A. de C.V., ADR	7,780	259,696

		$379,509

Alcoholic Beverages - 1.7%

Diageo PLC	113,100	$1,780,402

Grupo Modelo S.A. de C.V.,"C"	166,700	612,249

Pernod Ricard S.A.	4,100	785,825

		$3,178,476

Apparel Manufacturers - 1.2%

Burberry Group PLC	150,130	$1,208,384

LVMH Moet Hennessy Louis Vuitton S.A.	11,810	1,158,267

		$2,366,651

Automotive - 4.4%

Bayerische Motoren Werke AG	38,780	$2,136,741

Compagnie Generale des Etablissements Michelin	3,080	193,602

Continental AG	10,655	1,173,515

Hyundai Mobis	16,900	1,495,729

Nissan Motor Co. Ltd.	160,200	1,902,881

Toyota Motor Corp.	25,600	1,398,598

		$8,301,066

Banks & Credit Companies - 22.0%

AEON Credit Service Co. Ltd.	37,200	$1,125,213

Aiful Corp.	22,550	1,492,540

Akbank T.A.S.	108,006	907,748

Banco Bilbao Vizcaya Argentaria S.A.	107,890	2,252,292

Banco Nossa Caixa S.A.	14,920	330,253

Bank of Cyprus Public Co. Ltd.	68,400	573,816

BNP Paribas	32,350	3,006,054

BNP Paribas (n)	3,235	290,409

Credit Agricole S.A.	59,409	2,312,612

DEPFA Bank PLC	46,230	823,856

Erste Bank der oesterreichischen Sparkassen AG	26,180	1,544,372

Erste Bank der oesterreichischen Sparkassen AG (n)	3,468	201,846

Hana Financial, Inc.	19,100	904,189

HSBC Holdings PLC	141,332	2,368,402

Mitsubishi Tokyo Financial Group, Inc.	97	1,483,495

ORIX Corp.	11,170	3,478,317

OTP Bank Ltd., GDR	22,260	1,547,070

Royal Bank of Scotland Group PLC	84,215	2,739,144

Shinhan Financial Group Co. Ltd.	48,280	2,161,346

Shinsei Bank Ltd.	264,000	1,848,303

Sumitomo Mitsui Financial Group, Inc.	111	1,226,050

Svenska Handelsbanken AB, "A"	38,000	1,056,694

Takefuji Corp.	23,970	1,509,135

UBS AG	33,491	3,679,963

Unibanco - Uniao de Bancos Brasileiros S.A., ADR	7,960	588,324

UniCredito Italiano S.p.A.	288,090	2,083,286

		$41,534,729

Broadcast & Cable TV - 2.9%

Grupo Televisa S.A., ADR	86,000	$1,711,400

Nippon Television Network Corp.	5,490	806,043

1

MFS Institutional International Research Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Broadcast & Cable TV - continued

WPP Group PLC	254,110	$3,047,004

		$5,564,447

Brokerage & Asset Managers - 0.3%

Singapore Exchange Ltd.	205,000	$507,269

Chemicals - 1.2%

Hanwha Chemical Corp.	42,650	$544,263

Syngenta AG	12,850	1,806,346

		$2,350,609

Computer Software - Systems - 0.7%

Capgemini S.A.	23,980	$1,307,031

Conglomerates - 1.0%

Siemens AG	20,120	$1,879,120

Construction - 2.8%

CEMEX S.A. de C.V., ADR	28,980	$1,891,814

Consorcio ARA S.A. de C.V.	78,290	348,642

Geberit AG	1,010	964,857

Italcementi S.p.A.	62,270	1,034,212

Italcementi S.p.A. - Ordinary	30,160	722,850

Urbi Desarrollos Urbanos S.A. de C.V. (n)	32,730	249,434

		$5,211,809

Consumer Goods & Services - 1.8%

Kao Corp.	34,000	$895,535

Reckitt Benckiser PLC	43,880	1,543,809

Uni-Charm Corp.	18,800	923,268

		$3,362,612

Electrical Equipment - 1.3%

Schneider Electric S.A.	22,606	$2,441,809

Electronics - 7.8%

Konica Minolta Holdings, Inc. (n)	65,000	$829,517

Nintendo Co. Ltd.	8,400	1,256,128

Nippon Electric Glass Co. Ltd.	31,000	771,741

Ricoh Co. Ltd.	41,000	801,224

Royal Philips Electronics N.V.	76,500	2,586,546

Samsung Electronics Co. Ltd.	9,360	6,068,540

Taiwan Semiconductor Manufacturing Co. Ltd.	1,197,000	2,367,741

		$14,681,437

Energy - Independent - 2.1%

Canadian Natural Resources Ltd.	8,230	$457,164

CNOOC Ltd.	2,327,000	1,799,366

Norsk Hydro A.S.A.	12,110	1,677,467

		$3,933,997

Energy - Integrated - 5.9%

LUKOIL, ADR	11,730	$978,282

Petroleo Brasileiro S.A., ADR	9,960	863,233

Statoil A.S.A.	80,900	2,332,568

TOTAL S.A.	26,640	7,030,771

		$11,204,854

Food & Drug Stores - 2.0%

Sundrug Co. Ltd.	17,800	$470,351

2

MFS Institutional International Research Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Food & Drug Stores - continued

Tesco PLC	587,952	$3,369,329

		$3,839,680

Food & Non-Alcoholic Beverages - 2.4%

Nestle S.A.	13,497	$4,007,933

Nong Shim Co. Ltd.	1,875	524,853

		$4,532,786

Forest & Paper Products - 1.4%

Aracruz Celulose S.A., ADR	31,840	$1,685,610

Votorantim Celulose e Papel S.A., ADR	57,800	935,204

		$2,620,814

Insurance - 5.2%

Assicurazioni Generali S.p.A.	69,220	$2,608,092

Aviva PLC	164,413	2,282,665

AXA	85,040	2,985,603

Corporacion Mapfre S.A.	28,300	576,719

Swiss Reinsurance Co.	18,900	1,321,151

		$9,774,230

Internet - 0.1%

Universo Online S.A., IPS (n)	33,400	$231,516

Machinery & Tools - 0.5%

Fanuc Ltd.	10,400	$1,001,164

Metals & Mining - 6.3%

Arcelor S.A.	58,880	$2,322,000

BHP Billiton PLC	173,400	3,166,256

Companhia Siderurgica Nacional S.A., ADR	26,040	818,177

Companhia Vale do Rio Doce, ADR	57,400	2,785,622

POSCO	4,800	1,237,419

Ternium S.A., ADR (n)	20,970	594,500

Umicore	7,510	1,040,630

		$11,964,604

Natural Gas - Distribution - 0.5%

Tokyo Gas Co. Ltd.	204,000	$892,646

Network & Telecom - 0.3%

TomTom N.V. (n)	14,210	$502,678

Oil Services - 0.6%

Saipem S.p.A.	26,000	$601,713

Vallourec S.A.	540	521,750

		$1,123,463

Pharmaceuticals - 6.8%

Astellas Pharma, Inc.	59,100	$2,244,590

AstraZeneca PLC	49,540	2,494,834

GlaxoSmithKline PLC	158,300	4,137,186

Roche Holding AG	26,730	3,981,042

		$12,857,652

Real Estate - 1.0%

K.K. DaVinci Advisors (n)	1,345	$1,828,455

Specialty Chemicals - 2.5%

Asahi Glass Co. Ltd.	137,000	$2,047,521

Kaneka Corp.	136,000	1,630,452

3

MFS Institutional International Research Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued

Specialty Chemicals - continued

Lonza Group AG			14,400	$987,255

				$4,665,228

Specialty Stores - 1.9%

Grupo Elektra S.A. de C.V.			60,050	$611,969

NEXT PLC			59,460	1,703,713

Yamada Denki Co. Ltd.			10,400	1,199,099

				$3,514,781

Telecommunications - Wireless - 1.4%

America Movil S.A. de C.V., "L", ADR			11,160	$382,342

PT Indosat Tbk.			858,000	486,266

Vodafone Group PLC			883,950	1,849,705

				$2,718,313

Telephone Services - 4.0%

FastWeb S.p.A.			34,124	$1,742,029

Singapore Telecommunications Ltd.			970,720	1,591,344

Telefonica S.A.			118,920	1,866,960

Telenor A.S.A.			139,350	1,498,719

TELUS Corp.			22,400	878,476

				$7,577,528

Trucking - 0.6%

TNT N.V.			32,780	$1,135,349

Utilities - Electric Power - 2.9%

E.ON AG			32,240	$3,549,270

Equatorial Energia S.A. (n)			18,900	126,640

Suez S.A.			46,188	1,820,916

				$5,496,826

Total Common Stocks				$184,483,138

Warrant - 0.0%	Strike Price	First Exercise

Syngenta AG (Chemicals) (n)	CHF 234	5/23/06	12,850	$16,170

Short-Term Obligations - 1.2%

Abbey National North America LLC, 4.84%, due 4/03/06 (y)			$2,184,000	$2,183,413

Total Investments				$186,682,721

Other Assets, Less Liabilities - 1.1%				2,044,125

Net Assets - 100.0%				$188,726,846

(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Institutional International Research Equity Fund
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$147,763,222
Gross unrealized appreciation	$39,441,580
Gross unrealized depreciation	(522,081)
Net unrealized appreciation (depreciation)	$38,919,499

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006, are as follows:

Japan	17.5%
Great Britain	16.8%
France	13.8%
Switzerland	8.9%
South Korea	6.9%
Germany	5.1%
Italy	4.6%
Brazil	4.4%
Mexico	3.3%
Others	18.7%

5

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 23, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 23, 2006 * Print name and title of each signing officer under his or her signature.